Share Capital (Details 1) - AUD ($)		12 Months Ended
		Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2018
Share capital [Abstract]
Balance	[1]	$ 60,289,875		$ 58,237,314		$ 53,440,613
Balance, shares	[1]	163,215,706		142,778,206		130,041,417
Issue at $0.19 on conversion of convertible notes (2017-07-28)						$ 75,333
Issue at $0.19 on conversion of convertible notes (2017-07-28), shares						399,045
Issue at $0.16 in lieu of payment for services (2017-11-13)						$ 197,653
Issue at $0.16 in lieu of payment for services (2017-11-13), shares						875,000
Cancellation pursuant to annual general meeting (2017-11-24)
Cancellation pursuant to annual general meeting (2017-11-24), shares						(2,000,000)
Issue at $0.39 pursuant to placement (2018-03-15)						$ 5,161,585
Issue at $0.39 pursuant to placement (2018-03-15), shares						13,162,744
Issue at $0.32 on exercise of IMRNW warrants (2018-03-15)						$ 95,282
Issue at $0.32 on exercise of IMRNW warrants (2018-03-15), shares						300,000
Issue at $0.16 in lieu of payment for services (2018-11-22)	[2]			$ 93,678
Issue at $0.16 in lieu of payment for services (2018-11-22), shares	[2]			437,500
Issue at US$0.10 pursuant to ADS public offering (2019-05-30)	[3]			$ 2,894,238
Issue at US$0.10 pursuant to ADS public offering (2019-05-30), shares	[3]			20,000,000
Reclassify exercised options from reserves to share capital				$ 100
Reclassify exercised options from reserves to share capital, shares
Issue at US$0.10 pursuant to ADS public offering (2019-07-19)		$ 1,926,186
Issue at US$0.10 pursuant to ADS public offering (2019-07-19), shares		13,565,200
Issue at A$0.16 in lieu of payment for services (2019-11-12)	[2]	$ 100,978
Issue at A$0.16 in lieu of payment for services (2019-11-12), shares	[2]	437,500
Exercise of NASDAQ Warrants (2020-06-23)		$ 27
Exercise of NASDAQ Warrants (2020-06-23), shares		86,240
Exercise of representative warrants (2020-06-15, 2020-06-22)		$ 540,062
Exercise of representative warrants (2020-06-15, 2020-06-22), shares		974,920
Transaction costs arising on representative warrants issued		$ (55,454)	[1]	$ (110,400)	[1]
Transaction costs arising on representative warrants issued, shares			[1]		[1]
Less: Transaction costs arising on share issues		$ (374,728)		$ (825,055)		$ (733,152)
Less: Transaction costs arising on share issues, shares
Balance		$ 62,426,991		$ 60,289,875	[1]	$ 58,237,314	[1]
Balance, shares		178,279,566		163,215,706	[1]	142,778,206	[1]

[1]	The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.
[2]	Mr Peter and Mr Stephen Anastasiou are directors and majority shareholders of Grandlodge Capital Pty Ltd (Grandlodge). Commencing 1 June 2013, Immuron Limited contracted Grandlodge on normal commercial terms and conditions to provide warehousing, distribution and invoicing services for Immuron Limited's products for A$70,000 per annum. These fees will be payable in new fully paid ordinary shares in Immuron Limited at a set price of A$0.16 per share, representing Immuron Limited's shares price at the commencement of the agreement. The above amount is the fair value of the equity instrument.
[3]	On 30 May 2019, 500,000 American Depository Shares (ADS) were issued at US$4.00 each. Each ADS is equivalent to 40 ordinary shares, i.e. 20,000,000 at US$0.10 each (A$0.1447).